John Hancock Disciplined Value Fund (the “fund”)
Supplement dated 4-29-11 to the current Class A, Class B and Class C shares Prospectus
In the “Your account — Sales charge reductions and waivers” section, under the “Waivers for certain investors” subsection, the first bulleted paragraph is hereby deleted and the following paragraph is added to the end of that subsection:
Investors who acquired their Class A shares of the fund as a result of the reorganization of Robeco Boston Partners Large Cap Value Fund, may make additional purchases without a sales charge to their accounts that have continuously held fund shares since the date of the reorganization. An investor purchasing fund shares through a financial institution may no longer be eligible to purchase fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their fund shares directly through John Hancock Signature Services, Inc., the fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Disciplined Value Mid Cap Fund (the “fund”)
Supplement dated 4-29-11 to the current Class A shares Prospectus
In the “Your account — Sales charge reductions and waivers” section, in the “Waivers for certain investors” subsection, the first bulleted paragraph is hereby deleted and the following paragraph is added to the end of that subsection:
Investors who acquired their Class A shares of the fund as a result of the reorganization of Robeco Boston Partners Mid Cap Value Fund, may make additional purchases without a sales charge to their accounts that have continuously held fund shares since the date of the reorganization. An investor purchasing fund shares through a financial institution may no longer be eligible to purchase fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their fund shares directly through John Hancock Signature Services, Inc., the fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock International Value Equity Fund (the “fund”)
Supplement dated 4-29-11 to the current Class A shares Prospectus
In the “Your account — Sales charge reductions and waivers” section, under the “Waivers for certain investors” subsection, the first bulleted paragraph is hereby deleted and the following paragraph is added to the end of that subsection:
Investors who acquired their Class A shares of the fund as a result of the reorganization of Optique International Value Fund, may make additional purchases without a sales charge to their accounts that have continuously held fund shares since the date of the reorganization. An investor purchasing fund shares through a financial institution may no longer be eligible to purchase fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their fund shares directly through John Hancock Signature Services, Inc., the fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 4-29-11 to the current Class A, Class B and Class C shares Prospectus
In the “Your account — Sales charge reductions and waivers” section, under the “Waivers for certain investors” subsection, the first bulleted paragraph is hereby deleted and the following paragraph is added to the end of that subsection:
Investors who acquired their Class A shares of the fund as a result of the reorganization of Rainier Large Cap Growth Equity Portfolio, may make additional purchases without a sales charge to their accounts that have continuously held fund shares since the date of the reorganization. An investor purchasing fund shares through a financial institution may no longer be eligible to purchase fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their fund shares directly through John Hancock Signature Services, Inc., the fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Small Company Fund (the “fund”)
Supplement dated 4-29-11 to the current Class A shares Prospectus
In the “Your account — Sales charge reductions and waivers” section, under the “Waivers for certain investors” subsection, the first bulleted paragraph is hereby deleted and the following paragraph is added to the end of that subsection:
Investors who acquired their Class A shares of the fund as a result of the reorganization of FMA Small Company Portfolio, may make additional purchases without a sales charge to their accounts that have continuously held fund shares since the date of the reorganization. An investor purchasing fund shares through a financial institution may no longer be eligible to purchase fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their fund shares directly through John Hancock Signature Services, Inc., the fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Disciplined Value Mid Cap Fund (the “Fund”)
Supplement dated 4-29-11 to the current Statement of Additional Information
In the “INITIAL SALES CHARGE ON CLASS A SHARES” section, the following bulleted paragraph hereby modifies the existing similar bulleted paragraph in the subsection “Without Sales Charges” as follows:
•	Investors who acquired their Class A shares as a result of the reorganization of the Predecessor Fund, may make additional purchases without a sales charge to their accounts that have continuously held Fund shares since the date of the reorganization. An investor purchasing Fund shares through a financial institution may no longer be eligible to purchase Fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their Fund shares directly through John Hancock Signature Services, Inc., the Fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock International Value Equity Fund (the “Fund”)
Supplement dated 4-29-11 to the current Statement of Additional Information
In the “INITIAL SALES CHARGE ON CLASS A SHARES” section, the following bulleted paragraph hereby modifies the existing similar bulleted paragraph in the subsection “Without Sales Charges” as follows:
•	Investors who acquired their Class A shares as a result of the reorganization of the Optique Fund, may make additional purchases without a sales charge to their accounts that have continuously held Fund shares since the date of the reorganization. An investor purchasing Fund shares through a financial institution may no longer be eligible to purchase Fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their Fund shares directly through John Hancock Signature Services, Inc., the Fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds III
Supplement dated 4-29-11 to the current Statement of Additional Information
In the “INITIAL SALES CHARGE ON CLASS A AND CLASS T SHARES” section, the following bulleted paragraph is hereby added to the “Without Sales Charges” subsection as follows:
•	Investors who acquired their Class A shares as a result of the reorganization of the FMA Small Company Portfolio, Rainier Large Cap Growth Equity Portfolio, or Robeco Boston Partners Large Cap Value Fund, as applicable, may make additional purchases without a sales charge to their accounts that have continuously held Fund shares since the date of the applicable reorganization. An investor purchasing Fund shares through a financial institution may no longer be eligible to purchase Fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their Fund shares directly through John Hancock Signature Services, Inc., the Fund’s transfer agent, in order to maintain the privilege with respect to future purchases. Please consult with your financial representative for further details.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.